Operating Revenue - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of products and services [line items]
Contract assets	¥ (5,022)	¥ (4,139)
Other non-current assets	8,442	6,469
Contract assets relating to contracts with customers [member]
Disclosure of products and services [line items]
Total contract assets	6,489	5,654
Contracts with customers non current portion recorded in other non current assets [member]
Disclosure of products and services [line items]
Total contract assets	1,467	1,515
Contract costs incurred to obtain a contract [member]
Disclosure of products and services [line items]
Other non-current assets	6,880	4,924
Contract costs incurred to fulfil a contract [member]
Disclosure of products and services [line items]
Other non-current assets	¥ 95	¥ 30